Significant Accounting Policies - Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2016
Computer Software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computer Hardware
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Useful life	Shorter of useful life of assets or lease term